LOANS AND BORROWINGS - Changes of lease liability (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
January 1, 2022	$ 186,980
June 30, 2022	198,085
Lease liability
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Repayments	(10,521)
Interest on leases	6,312
Cancellation of leases	(10,734)
Foreign exchange impact	$ (15,733)
Office in Georgia | Lease liability | USD
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Weighted average of incremental borrowing rate	9.80%
New leases	$ 1,022
Warehouse/R&D facility in Georgia | Lease liability | USD
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Weighted average of incremental borrowing rate	9.40%
New leases	$ 322
Battery Module facility in England | Lease liability | GBP
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Weighted average of incremental borrowing rate	5.40%
New leases	$ 12,845
Office in China | Lease liability | CNY
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Weighted average of incremental borrowing rate	5.40%
New leases	$ 96
Composite/logistic and Van assembly in the USA | Lease liability | USD
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Weighted average of incremental borrowing rate	5.50%
New leases	$ 27,375
Office in RUS | Lease liability | RUB
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Weighted average of incremental borrowing rate	9.20%
Modification of leases	$ (99)
Office, warehouse and factory in Lithuania | Lease liability | EUR
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Weighted average of incremental borrowing rate	6.20%
Modification of leases	$ 380
Office in Germany | Lease liability | EUR
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Weighted average of incremental borrowing rate	4.00%
Modification of leases	$ 613
Office in Israel | Lease liability | ILS
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Weighted average of incremental borrowing rate	6.20%
Modification of leases	$ (773)